                                                                    EXHIBIT 99.1

                                    EXHIBIT C

                          MONTHLY REPORT TO NOTEHOLDERS

                 FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-1
                         MONTH ENDING: FEBRUARY 28, 2009

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2007-1 Indenture Supplement, dated as of April 24, 2007, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Supplement. References herein to certain sections and subsections are references to the respective sections and subsections of the Transfer and Servicing Agreement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c) The undersigned is a Servicing Officer.

(d) With respect to this Certificate:

     The Monthly Period is:                 February 28, 2009
     The Determination Date is:                March 10, 2009
     The Record Date is:                    February 28, 2009
     The Transfer Date is:                     March 13, 2009
     The Distribution Date is:                 March 16, 2009
     The Controlled Accumulation Date is:    November 1, 2009
     The Interest Period begins:            February 17, 2009
     The Interest Period ends:                 March 15, 2009
     Number of days in Interest Period:                    27

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.   INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

     1.    Number of Accounts at Beginning of Monthly Period                               2,820,983
           Number of Accounts at End of Monthly Period                                     2,820,207
           Average Account Balance at End of Monthly Period                                   901.68

     2.    Principal Receivables

           (a)   Beginning of the Monthly Period                                   $2,574,015,299.69
           (b)   End of the Monthly Period                                         $2,510,934,550.39
           (c)   Average Principal Receivables                                     $2,544,463,156.74

     3.    Increase in Principal Receivables from Account Additions                               --
           Increase in Finance Charge Receivables from Account Additions                          --
           Increase in Total Receivables from Account Additions                                   --

     4.    Decrease in Principal Receivables from Removed Accounts                                --
           Decrease in Finance Charge Receivables from Removed Accounts                           --
           Decrease in Total Receivables from Removed Accounts                                    --

     5.    Delinquent Balances

     Delinquency       Aggregate Account     Percentage of
      Category              Balance        Total Receivables
--------------------   -----------------   -----------------
(a) 30 to 59 days       $ 31,775,934.13          1.25%
(b) 60 to 89 days       $ 28,671,568.84          1.13%
(c) 90 to 119 days      $ 23,091,874.33          0.91%
(d) 120 to 149 days     $ 18,138,673.20          0.71%
(e) 150 or more days    $ 14,576,675.67          0.57%
     Total:             $116,254,726.17          4.57%

     6.    Aggregate amount of Collections

           (a)   Total Collections                                                 $  321,409,146.48
           (b)   Total Principal Collections                                       $  293,837,852.05
           (c)   Total Finance Charge Collections                                  $   27,571,294.43
           (d)   Aggregate Allocation Percentages for Outstanding Series                       93.23%
           (e)   Aggregate Allocation Percentage of Principal Collections                      93.23%
           (f)   Aggregate Allocation Percentage of Finance Charge Collections                 93.23%

     7.    Aggregate amount of Principal Receivables in Accounts which became
           Defaulted Accounts during the Monthly Period                            $   14,827,010.32

     8.    Servicer Interchange amount                                             $      625,000.00

     9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

           (a)   Interchange                                                       $    4,606,225.74
           (b)   Recoveries                                                        $    1,431,381.94
           (c)   Finance Charges and Fees                                          $   27,571,294.43
           (d)   Discount Receivables                                              $              --
                                                                                   -----------------
                 Total                                                             $   33,608,902.11

     10.   Aggregate Uncovered Dilution Amount for the Monthly Period              $              --

     11.   End of Monthly Period Trust Receivables                                 $2,542,937,989.24

B.   OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

     1. Outstanding principal balance of all securities secured by pool assets (sum of all Series)

           (a)   At end of prior Distribution Date                                 $2,400,000,000.00
           (b)   Increase due to new securities issued                             $              --
           (c)   Decrease due to principal payments                                $              --
           (d)   Increases in variable securities                                  $              --
           (e)   Decreases in variable securities                                  $              --
           (f)   At end of Distribution Date                                       $2,400,000,000.00

C.   INFORMATION REGARDING THE SERIES 2007-1 NOTES

     1.    Collateral Amount at the close of business on the prior Distribution
           Date                                                                    $  500,000,000.00

           (a)   Reductions due to Investor Charge-Offs (including Uncovered
                 Dilution Amounts) made on the  Distribution Date                  $              --
           (b)   Reimbursements to be made on the related Distribution Date
                 from Available Finance Charge Collections                         $              --
           (c)   Collateral Amount at the close of business on the Distribution
                 Date                                                              $  500,000,000.00

     2.    Note Principal Balance at the close of business on the prior
           Distribution Date

           (a)   Class A Note Principal Balance                                    $  411,250,000.00
           (b)   Class B Note Principal Balance                                    $   40,000,000.00
           (c)   Class C Note Principal Balance                                    $   48,750,000.00
                                                                                   -----------------
                 Total Note Principal Balance                                      $  500,000,000.00

     3.    Series Allocation Percentages for the Monthly Period

           (a)   Principal Collections                                                         19.42%
           (b)   Finance Charge Collections                                                    19.42%
           (c)   Default Amounts                                                               19.42%

     4.    Investor Principal Collections processed during the Monthly Period
           and allocated to the Series                                             $   57,063,310.87

     5.    Excess Principal Collections available from other Group I Series
           allocated to the Series                                                 $              --

     6.    Aggregate amounts treated as Available Principal Collections pursuant
           to subsections 4.04(a)(v) and (vi) of the Supplement                    $    2,879,405.40

     7.    Reallocated Principal Collections (up to the Monthly Principal
           Reallocation Amount) applied pursuant to Section 4.06 of the
           Supplement                                                              $              --

     8.    AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)                               $   59,942,716.27

     9.    Principal Accumulation Investment Earnings                              $              --

     10.   Investor Finance Charge Collections (including Interchange and
           Recoveries) processed during the Monthly Period                         $    6,526,848.79

     11.   Excess Finance Charge Collections from Group I allocated to the
           Series                                                                  $              --

     12.   Reserve Account withdrawals pursuant to Section 4.10(b) or (d) of the
           related Indenture Supplement                                            $              --

     13.   Excess amounts from Spread Account to be treated as Available Finance
           Charge Collections pursuant to Section 4.11(g) of the Supplement        $        2,634.74

     14.   AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)                    $    6,529,483.53

     15. Available Finance Charge Collections were allocated in the following priority:

           (a)   Class A Noteholders,
                 Class A Monthly Interest                                          $      154,604.30
                 Class A Interest Shortfall                                        $              --
                 Class A Default Amount                                            $              --
                 Class A Default Amount previously due but not distributed         $              --
                 Total                                                             $      154,604.30

           (b)   Class B Noteholders,
                 Class B Monthly Interest                                          $       19,837.50
                 Class B Interest Shortfall                                        $              --
                 Class B Default Amount                                            $              --
                 Class B Default Amount previously due but not distributed         $              --
                 Total                                                             $       19,837.50

           (c)   to Servicer, the Noteholder Servicing Fee (after adjustment for
                 Servicer Interchange shortfall, if any)                           $      833,333.33

           (d)   Class C Noteholders,
                 Class C Monthly Interest                                          $       33,317.58
                 Class C Interest Shortfall                                        $              --
                 Class C Default Amount                                            $              --
                 Class C Default Amount previously due but not distributed         $              --
                 Total                                                             $       33,317.58

           (e)   Investor Default Amount and Uncovered Dilution Amount were
                 included in Available Principal Collections                       $    2,879,405.40

           (f)   Investor Charge-Offs and Reallocated Principal Collections not
                 previously reimbursed were included in Available Principal
                 Collections                                                       $              --

           (g)   to Reserve Account, excess of Required Reserve Account Amount
                 over the Available Reserve Account Amount                         $              --

           (h)   to Spread Account, excess of Required Spread Account Amount
                 over the Available Spread Account Amount                          $              --

           (i)   balance constitutes Excess Finance Charge Collections             $    2,608,985.42

     16. Available Principal Charge Collections were allocated in the following priority:

           (a)   during Revolving Period, treated as Excess Principal
                 Collections                                                       $   59,942,716.27

           (b)    with respect to Accumulation Period,
                 (i)   Monthly Principal deposited to Principal Accumulation
                       Account                                                     $              --
                 (ii)  balance treated as Excess Principal Collections             $              --

           (c)   with respect to Rapid Amortization Period,
                 (i)   Monthly Principal to Class A Noteholders up to
                       Class A Note Principal Balance                              $              --
                 (ii)  Monthly Principal to Class B Noteholders up to
                       Class B Note Principal Balance                              $              --
                 (iii) Monthly Principal to Class C Noteholders up to
                       Class C Note Principal Balance                              $              --

                 (iv)  balance treated as Excess Principal Collections             $              --

     17.   Excess funds were allocated in the following order of priority:

           (a)   Excess Finance Charge Collections,

                 (i)   to other Excess Allocation Series in Group One, for
                       finance charge shortfalls                                   $              --
                 (ii)  to the Successor Servicer, for any unpaid excess
                       servicing fees
                            For this Series                                        $              --
                            For other Series                                       $              --
                 (iii) the balance to Holder of the Transferor Interest            $    2,608,985.42

           (b)   Excess Principal Collections,

                 (i)   to other Excess Allocation Series in Group One, for
                       principal shortfalls                                        $              --
                 (ii)  applied as principal for variable funding Certificates or
                       Notes in Group One                                          $              --
                 (iii) the balance to Holder of the Transferor Interest            $   59,942,716.27

     18. Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

           (a)   Default Amount                                                    $  14,827,010.32
           (b)   Allocation Percentage (B.3.(c) above)                                         19.42%
                                                                                   -----------------
           (c)   Total Investor Default Amount (axb)                               $    2,879,405.40

     19.   Uncovered Dilution Amount allocated to the Series for the Monthly
           Period

           (a)   Dilutions not covered by Transferor                               $              --
           (b)   Allocation Percentage                                                         19.42%
                                                                                   -----------------
           (c)   Total Uncovered Dilution Amount (axb)                             $              --

     20.   Investor Charge-Offs (including any Uncovered Dilution Amount not
           covered by the Transferor) for the Monthly Period                       $              --

     21.   Ratings of the Class A Notes
           Moody's                                                                               Aaa
           S&P                                                                                   AAA
           Fitch                                                                                 N/A

     22.   Ratings of the Class B Notes
           Moody's                                                                                A2
           S&P                                                                                     A
           Fitch                                                                                 N/A

     23.   Ratings of the Class C Notes
           Moody's                                                                              Baa2
           S&P                                                                                   BBB
           Fitch                                                                                 N/A

     24.   Note Interest Rate for the Monthly Period

           (a)   Class A Note Interest Rate                                                 0.49006%
           (b)   Class B Note Interest Rate                                                 0.64649%
           (c)   Class C Note Interest Rate                                                 0.89091%

     25. Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:

           (a)   Class A Note Principal Balance                                    $  411,250,000.00
           (b)   Class B Note Principal Balance                                    $   40,000,000.00
           (c)   Class C Note Principal Balance                                    $   48,750,000.00
                                                                                   -----------------
           Total Note Principal Balance                                            $  500,000,000.00

D.   QUARTERLY NET YIELD

                                                   2/28/2009   1/31/2009   12/31/2008
                                                    Monthly     Monthly     Monthly
                                                     Period      Period      Period
                                                   ---------   ---------   ----------
Yield                                                17.02%      16.09%      16.96%
Less Investor Default Amt (18c)                       7.51%       6.34%       5.83%
Less Uncovered Dilution Amt (19c)                     0.00%       0.00%       0.00%
                                                     -----       -----       -----
   (a) Portfolio Yield                                9.51%       9.75%      11.12%
Monthly Interest                                      0.54%       0.46%       1.31%
Plus Noteholder Servicing Fee                         2.00%       2.00%       2.00%
                                                     -----       -----       -----
   (b) Base Rate                                      2.54%       2.46%       3.31%
                                                     -----       -----       -----
   (a)-(b) = Net Yield Percentage                     6.97%       7.29%       7.82%
   Quarterly Net Yield for the Distribution Date      7.36%

E.   INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

     1.    Opening Principal Accumulation Account Balance on the Distribution      $              --
           Date for the Monthly Period

     2.    Controlled Deposit Amount to be deposited to the Principal
           Accumulation Account on the Distribution Date for the Monthly Period    $              --
           (a)   Controlled Accumulation Amount                                    $              --
           (b)   Accumulation Shortfall                                            $              --
           (c)   Controlled Deposit Amount (a+b)                                   $              --

     3.    Amounts withdrawn from the Principal Accumulation Account for distribution to Noteholders on the related Distribution Date
           (a)   Distribution in reduction of the Class A Notes                    $              --
           (b)   Distribution in reduction of the Class B Notes                    $              --
           (c)   Distribution in reduction of the Class C Notes                    $              --

     4.    Principal Accumulation Account ending balance after deposit or
           withdrawal on the Distribution Date                                     $              --

F.   INFORMATION REGARDING THE SPREAD ACCOUNT

     1.    Opening Available Spread Account Amount on the Distribution Date for
           the Monthly Period                                                      $    5,000,000.00

     2.    Aggregate amount required to be withdrawn pursuant to Section 4.11(c)
           of the Supplement for distribution to Class C Noteholders pursuant
           to Section 4.04 (a)(iv)                                                 $              --

     3.    Aggregate amount required to be withdrawn pursuant to Section 4.11(d)
           or 4.11(e) for distribution in reduction of the Class C Note
           Principal Balance                                                       $              --

     4.    Spread Account Percentage for the Distribution Date for the Monthly
           Period                                                                               1.00%

     5.    Closing Required Spread Account Amount for the Distribution Date for
           the Monthly Period                                                      $    5,000,000.00

     6.    Amount on deposit in Spread Account after required withdrawals on the
           Distribution Date for the Monthly Period (1-(2+3))                      $    5,000,000.00

     7.    Spread Account Deficiency, if any (5 MINUS 6)                           $              --

     8.    Amounts deposited pursuant to Section 4.04(a)(viii) or 4.10(e)          $              --

     9.    Remaining Spread Account Deficiency, if any (7 minus 8)                 $              --

     10.   Spread Account Surplus, if any (6 minus 5), included in Available
           Finance Charge Collections                                              $              --

G.   INFORMATION REGARDING THE RESERVE ACCOUNT

     1.    Reserve Account Funding Date                                              August 17, 2009

     2.    Opening Available Reserve Account Amount on the Distribution Date for
           the Monthly Period                                                      $              --

     3.    Aggregate amount required to be withdrawn pursuant to Section 4.10(d)
           for inclusion in Available Finance Charge Collections:
           (a)   Covered Amount                                                    $              --
           (b)   Principal Accumulation Investment Earnings                        $              --
           (c)   Reserve Draw Amount (a MINUS b)                                   $              --

     4.    Required Reserve Account Amount                                         $              --

     5.    Reserve Account Surplus (4-(2-3))                                       $              --

H.   INFORMATION REGARDING ACCUMULATION PERIOD

     1.    Accumulation Period Length (months)                                                     6

     2.    Controlled Accumulation Amount (as recalculated, if Accumulation
           Period Length is shortened pursuant to Section 4.13)                    $              --

          IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 10th day of March, 2009.

                                        FIRST NATIONAL BANK OF OMAHA,
                                        Servicer


                                        By:
                                            ------------------------------------
                                        Name: Karlyn M. Knieriem
                                        Title: Vice President